TAXATION - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Tax loss carryforward
Deferred tax assets	$ 3,278,370	$ 2,693,195	$ 3,743,709
Argentina
Tax loss carryforward
Minimum amount of presumed income tax		2,484
Argentina | 2014
Tax loss carryforward
Minimum amount of presumed income tax		474
Argentina | 2015
Tax loss carryforward
Minimum amount of presumed income tax		1,003
Argentina | 2016
Tax loss carryforward
Minimum amount of presumed income tax		$ 1,007
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	13,883,042
Deferred tax assets	3,202,770
Tax Loss-Carry Forward | 2017
Tax loss carryforward
Tax-Loss Carry forward	186,545
Deferred tax assets	55,261
Tax Loss-Carry Forward | 2018
Tax loss carryforward
Tax-Loss Carry forward	168,888
Deferred tax assets	49,976
Tax Loss-Carry Forward | 2019
Tax loss carryforward
Tax-Loss Carry forward	206,082
Deferred tax assets	51,520
Tax Loss-Carry Forward | 2019
Tax loss carryforward
Tax-Loss Carry forward	4,258,576
Deferred tax assets	894,301
Tax Loss-Carry Forward | 2020
Tax loss carryforward
Tax-Loss Carry forward	1,094,530
Deferred tax assets	273,633
Tax Loss-Carry Forward | 2020
Tax loss carryforward
Tax-Loss Carry forward	2,845,571
Deferred tax assets	597,570
Tax Loss-Carry Forward | 2021
Tax loss carryforward
Tax-Loss Carry forward	2,961,583
Deferred tax assets	826,643
Tax Loss-Carry Forward | 2021
Tax loss carryforward
Tax-Loss Carry forward	2,161,267
Deferred tax assets	$ 453,866